Condensed Consolidating Financial Information (Condensed Consolidating Statement of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ 390,039	$ 323,556	$ 282,752
CASH FLOWS FROM OPERATING ACTIVITIES:
Payments to acquire fixed and intangible assets	(195,367)	(250,593)	(463,100)
Cash distributions received from equity investees - return of investment	28,979	35,582	36,939
Investments in equity investees	(3,018)	(4,647)	0
Acquisitions	0	(1,325,759)	(25,394)
Intercompany transfers	0	0	0
Repayments on loan to non-guarantor subsidiary	0	0	0
Contributions in aid of construction costs	0	124	13,374
Proceeds from asset sales	310,099	85,722	3,609
Other, net	0	0	(151)
Net cash used in (provided by) investing activities	140,693	(1,459,571)	(434,723)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	980,700	1,458,700	1,115,800
Repayments on senior secured credit facility	(1,109,800)	(1,637,700)	(952,600)
Proceeds from issuance of senior unsecured notes	0	1,000,000	0
Proceeds from issuance of Class A convertible preferred units, net	0	726,419	0
Repayment of senior unsecured notes	(145,170)	(204,830)	0
Debt issuance costs	(242)	(25,913)	(1,578)
Intercompany transfers	0	0	0
Issuance of common units for cash, net	0	140,513	298,020
Distributions to partners/owners	(257,416)	(321,875)	(310,039)
Contributions from noncontrolling interests	2,592	2,770	236
Other, net	(137)	(57)	(1,734)
Net cash provided by (used in) financing activities	(529,473)	1,138,027	148,105
Net increase in cash and cash equivalents	1,259	2,012	(3,866)
Cash and cash equivalents at beginning of period	9,041	7,029	10,895
Cash and cash equivalents at end of period	10,300	9,041	7,029
Reportable Legal Entities | Genesis Energy Finance Corporation (Co-Issuer)
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	0	0	0
CASH FLOWS FROM OPERATING ACTIVITIES:
Payments to acquire fixed and intangible assets	0	0	0
Cash distributions received from equity investees - return of investment	0	0	0
Investments in equity investees	0	0	0
Acquisitions		0	0
Intercompany transfers	0	0	0
Repayments on loan to non-guarantor subsidiary	0	0	0
Contributions in aid of construction costs		0	0
Proceeds from asset sales	0	0	0
Other, net			0
Net cash used in (provided by) investing activities	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	0	0	0
Repayments on senior secured credit facility	0	0	0
Proceeds from issuance of senior unsecured notes		0
Proceeds from issuance of Class A convertible preferred units, net		0
Repayment of senior unsecured notes	0	0
Debt issuance costs	0	0	0
Intercompany transfers	0	0	0
Issuance of common units for cash, net		0	0
Distributions to partners/owners	0	0	0
Contributions from noncontrolling interests	0	0	0
Other, net	0	0	0
Net cash provided by (used in) financing activities	0	0	0
Net increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	0	0	0
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(360,711)	(318,764)	(289,421)
CASH FLOWS FROM OPERATING ACTIVITIES:
Payments to acquire fixed and intangible assets	0	0	0
Cash distributions received from equity investees - return of investment	0	0	0
Investments in equity investees	0	140,513	298,020
Acquisitions		0	0
Intercompany transfers	(503,144)	2,482,781	31,436
Repayments on loan to non-guarantor subsidiary	(7,484)	(6,764)	(6,113)
Contributions in aid of construction costs		0	0
Proceeds from asset sales	0	0	0
Other, net			0
Net cash used in (provided by) investing activities	(510,628)	2,616,530	323,343
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	0	0	0
Repayments on senior secured credit facility	0	0	0
Proceeds from issuance of senior unsecured notes		0
Proceeds from issuance of Class A convertible preferred units, net		0
Repayment of senior unsecured notes	0	0
Debt issuance costs	0	0	0
Intercompany transfers	503,144	(2,482,781)	(31,437)
Issuance of common units for cash, net		(140,513)	(298,020)
Distributions to partners/owners	381,316	339,375	310,039
Contributions from noncontrolling interests	0	0	0
Other, net	(13,121)	(13,847)	(14,504)
Net cash provided by (used in) financing activities	871,339	(2,297,766)	(33,922)
Net increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	0	0	0
Genesis Energy, L.P. (Parent and Co-Issuer) | Reportable Legal Entities
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	28,784	162,980	179,853
CASH FLOWS FROM OPERATING ACTIVITIES:
Payments to acquire fixed and intangible assets	0	0	0
Cash distributions received from equity investees - return of investment	0	0	0
Investments in equity investees	0	(140,513)	(298,020)
Acquisitions		0	0
Intercompany transfers	503,144	(1,157,781)	(31,436)
Repayments on loan to non-guarantor subsidiary	0	0	0
Contributions in aid of construction costs		0	0
Proceeds from asset sales	0	0	0
Other, net			0
Net cash used in (provided by) investing activities	503,144	(1,298,294)	(329,456)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	980,700	1,458,700	1,115,800
Repayments on senior secured credit facility	(1,109,800)	(1,637,700)	(952,600)
Proceeds from issuance of senior unsecured notes		1,000,000
Proceeds from issuance of Class A convertible preferred units, net		726,419
Repayment of senior unsecured notes	(145,170)	(204,830)
Debt issuance costs	(242)	(25,913)	(1,578)
Intercompany transfers	0	0	0
Issuance of common units for cash, net		140,513	298,020
Distributions to partners/owners	(257,416)	(321,875)	(310,039)
Contributions from noncontrolling interests	0	0	0
Other, net	0	0	0
Net cash provided by (used in) financing activities	(531,928)	1,135,314	149,603
Net increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of period	6	6	6
Cash and cash equivalents at end of period	6	6	6
Guarantor Subsidiaries | Reportable Legal Entities
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	514,096	448,873	382,734
CASH FLOWS FROM OPERATING ACTIVITIES:
Payments to acquire fixed and intangible assets	(114,887)	(236,151)	(463,100)
Cash distributions received from equity investees - return of investment	28,979	35,582	36,939
Investments in equity investees	(3,018)	(4,647)	0
Acquisitions		(759)	(25,394)
Intercompany transfers	0	(1,325,000)	0
Repayments on loan to non-guarantor subsidiary	7,484	6,764	6,113
Contributions in aid of construction costs		124	13,374
Proceeds from asset sales	310,099	85,722	3,609
Other, net			(151)
Net cash used in (provided by) investing activities	228,657	(1,438,365)	(428,610)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	0	0	0
Repayments on senior secured credit facility	0	0	0
Proceeds from issuance of senior unsecured notes		0
Proceeds from issuance of Class A convertible preferred units, net		0
Repayment of senior unsecured notes	0	0
Debt issuance costs	0	0	0
Intercompany transfers	(485,506)	1,169,781	57,701
Issuance of common units for cash, net		140,513	298,020
Distributions to partners/owners	(257,416)	(321,875)	(310,039)
Contributions from noncontrolling interests	0	0	0
Other, net	(137)	(57)	(1,734)
Net cash provided by (used in) financing activities	(743,059)	988,362	43,948
Net increase in cash and cash equivalents	(306)	(1,130)	(1,928)
Cash and cash equivalents at beginning of period	5,230	6,360	8,288
Cash and cash equivalents at end of period	4,924	5,230	6,360
Non-Guarantor Subsidiaries | Reportable Legal Entities
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	207,870	30,467	9,586
CASH FLOWS FROM OPERATING ACTIVITIES:
Payments to acquire fixed and intangible assets	(80,480)	(14,442)	0
Cash distributions received from equity investees - return of investment	0	0	0
Investments in equity investees	0	0	0
Acquisitions		(1,325,000)	0
Intercompany transfers	0	0	0
Repayments on loan to non-guarantor subsidiary	0	0	0
Contributions in aid of construction costs		0	0
Proceeds from asset sales	0	0	0
Other, net			0
Net cash used in (provided by) investing activities	(80,480)	(1,339,442)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	0	0	0
Repayments on senior secured credit facility	0	0	0
Proceeds from issuance of senior unsecured notes		0
Proceeds from issuance of Class A convertible preferred units, net		0
Repayment of senior unsecured notes	0	0
Debt issuance costs	0	0	0
Intercompany transfers	(17,638)	1,313,000	(26,264)
Issuance of common units for cash, net		0	0
Distributions to partners/owners	(123,900)	(17,500)	0
Contributions from noncontrolling interests	2,592	2,770	236
Other, net	13,121	13,847	14,504
Net cash provided by (used in) financing activities	(125,825)	1,312,117	(11,524)
Net increase in cash and cash equivalents	1,565	3,142	(1,938)
Cash and cash equivalents at beginning of period	3,805	663	2,601
Cash and cash equivalents at end of period	$ 5,370	$ 3,805	$ 663